Other Non-Current Receivables - Summary of Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncurrent Receivables [Abstract]
Deposits	$ 941
Loans to employees		$ 5,064
Long term prepaid expenses	3,411
Other receivables	1,182	1,486
Total	$ 5,534	$ 6,550